DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)						2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2024 CNY (¥) ¥ / shares shares	Apr. 09, 2024 CNY (¥)	Nov. 10, 2023 CNY (¥) ¥ / shares shares	Feb. 17, 2023 CNY (¥) ¥ / shares shares	Feb. 16, 2023 CNY (¥)	Mar. 18, 2024 CNY (¥)	Jul. 18, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)	Mar. 03, 2025 CNY (¥)	Jan. 24, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 23, 2024 CNY (¥)	Nov. 20, 2024 CNY (¥)	Oct. 30, 2024 CNY (¥)	Sep. 22, 2024 CNY (¥)	Aug. 21, 2024 CNY (¥)	Aug. 06, 2024 CNY (¥)	Jul. 29, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 26, 2024 CNY (¥)	Apr. 22, 2024 CNY (¥)	Apr. 16, 2024 CNY (¥)	Mar. 28, 2024 CNY (¥)	Feb. 21, 2024 CNY (¥)	Jan. 17, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares	Oct. 28, 2021 $ / shares	Aug. 23, 2021 $ / shares
Aggregate consideration
Distoken Acquisition Corporation [Member]
Shares issued during period shares | shares			3,018,308									545,000	545,000
Share price | ¥ / shares				¥ 10.20													¥ 10.00																¥ 10.00
Proceeds from initial public offering				¥ 70,380,000	¥ 25,000								¥ 69,000,000
Gross proceeds from private placement | $												$ 5,450,000
Transaction Costs				4,366,343
Underwriting fees				2,070,000
Fair value of class A shares issued to underwriters				1,185,493
Other offering costs				1,098,775
Investments, maximum maturity term										180 days	180 days	180 days	180 days
Condition for future Business Combination use of proceeds percentage										50.00%	50.00%	50.00%	50.00%
Shares Issued, price per share | (per share)																	¥ 10.20																¥ 10.20	$ 10.00	$ 10.00
Business combination threshold Net Tangible Assets				5,000,001
Redemption limit percentage without prior consent										15.00%	15.00%	1500.00%	1500.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%	100.00%	10000.00%	10000.00%
Period to complete Business Combination										9 months	9 months	9 months	9 months
Number of days advance notice to be provided for extension of the period to complete Business Combination.										5 days	5 days	5 days	5 days
Deposit in trust account																	¥ 690,000																¥ 690,000
Deposit in trust account										3 years	3 years	3 months	3 months
Maximum Amount to be deposited in trust account									¥ 2,070,000								2,070,000
Maximum extension period to complete business combination									9 months	9 months	9 months
Temporary equity aggregate amount of redemption requirement			¥ 31,900,000
Price per share | ¥ / shares	¥ 11.24		¥ 10.57
Outstanding borrowings on extension note | $										$ 420,000		$ 60,000
Accounts payable into trust account of initial business combination value																																	60,000
Amount of interest to pay dissolution expenses											¥ 50,000		¥ 50,000
Due to sponsor for certain reimbursable expenses					¥ 150,000
Condition for future business combination threshold percentage ownership										1	1	1	1
Working capital deficit																	1,500,000																1,500,000
Period to complete Business Combination										18 months	18 months
Ordinary shares | shares	3,229,522
Principal amount	¥ 36,300,000
Distoken Acquisition Corporation [Member] | Ordinary Shares Subject To Possible Redemption [Member]
Temporary equity, shares outstanding | shares	652,170
Distoken Acquisition Corporation [Member] | Sponsor [Member]
Shares Issued, price per share | ¥ / shares	¥ 0.046
Deposit in trust account		¥ 30,000															420,000	¥ 30,000	¥ 30,000	¥ 30,000	¥ 30,000	¥ 30,000			¥ 30,000	¥ 30,000		¥ 30,000	¥ 90,000	¥ 30,000	¥ 30,000	¥ 30,000
Maximum Amount to be deposited in trust account																								¥ 12,000
Price per share | ¥ / shares			¥ 0.01
Principal amount	¥ 360,000		¥ 360,000														60,000
Aggregate consideration			30,000
Aggregate initial consummation of business combination value	360,000		360,000
Outstanding borrowings on extension note			¥ 60,000														¥ 360,000																¥ 60,000
Aggregate deposit In trust account						¥ 60,000	¥ 90,000
Debt Instrument, Periodic Payment, Principal	¥ 30,000
Distoken Acquisition Corporation [Member] | Sponsor [Member] | Chief Executive Officer [Member]
Deposit in trust account																							¥ 18,000
Distoken Acquisition Corporation [Member] | Sponsor [Member] | Subsequent Event [Member]
Deposit in trust account															¥ 30,000	¥ 30,000
Maximum Amount to be deposited in trust account		210,000																									¥ 30,000
Accounts payable into trust account of initial business combination value		60,000
Amount of interest to pay dissolution expenses		150,000
Due to sponsor for certain reimbursable expenses		¥ 30,000
Distoken Acquisition Corporation [Member] | Private Placement Warrants [Member]
Fair value of class A shares issued to underwriters				¥ 12,075
Distoken Acquisition Corporation [Member] | Public Warrants [Member]
Class of warrant or right, price of warrants or rights | ¥ / shares																	¥ 10.20																¥ 10.20
IPO [Member] | Distoken Acquisition Corporation [Member]
Shares issued during period shares | shares				6,900,000
Share price | ¥ / shares				¥ 10.00
Proceeds from initial public offering				¥ 69,000,000
Condition for future Business Combination use of proceeds percentage										80.00%	80.00%	80.00%	80.00%
Per unit amount to be deposited in trust account | shares										0.10	0.10	0.10	0.10
Over-Allotment Option [Member] | Distoken Acquisition Corporation [Member]
Shares issued during period shares | shares				900,000
Share price | ¥ / shares				¥ 10.00
Private Placement [Member] | Distoken Acquisition Corporation [Member]
Shares issued during period shares | shares				545,000						545,000	545,000
Share price | ¥ / shares				¥ 10.00
Gross proceeds from private placement				¥ 5,450,000
Shares Issued, price per share | ¥ / shares				¥ 10.00													¥ 10.00
Aggregate consideration				¥ 5,450,000							¥ 5,450,000